Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

35          Commitments

(a)	Capital commitments

	2018	2019
	RMB’000	RMB’000
Contracted but not provided for
—Property, plant and equipment	106	19
—Investments	—	10,060
	106	10,079

(b)Operating lease commitments

The Group leases premises for aesthetic healthcare services and offices under non‑cancellable operating agreements. The lease terms are between 3 and 9 years, and majority of lease agreements are renewable at the end of the lease period at market rate.

From 1 January 2019, the Group has recognised right-of-use assets for these leases, except for short-term as stated in note 2.2.1 and  note 11.

The future aggregate minimum lease payments under non‑cancellable operating leases as follows:

	2018	2019
	RMB’000	RMB’000
Not later than 1 year	34,426	80
Later than 1 year and not later than 5 years	98,416	—
Later than 5 years	68,444	—
	201,286	80

(c)Contingencies

Certain subsidiaries of the Company have been named as defendants in several litigations in the PRC. The maximum amount of the damages claimed by the plaintiffs amounted to an aggregate of approximately RMB5,522,000. The Group believes these claims are without merits and will defend vigorously. The Group considers that the likelihood of an unfavorable outcome is not probable and no accrual has been recorded by the Group as of 31 December 2019 in respect of these claims.